INCOME TAXES - Disclosure of reconciliation of the expected income tax recovery to the actual income tax recovery (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Major components of tax expense (income) [abstract]
Net loss	$ (14,964,941)	$ (8,650,763)	$ (480,377)
Statutory tax rate	27.26%	27.75%	27.00%
Expected income tax recovery	$ (4,079,645)	$ (2,400,311)	$ (129,702)
Deductible and non-deductible items	21,093	(256,939)	42,136
Change in deferred tax assets not recognized	4,058,552	2,657,250	87,566
Total income recovery	$ 0	$ 0	$ 0